Pensions and other benefits (Details) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Pensions
Net periodic benefit cost for DB pension plans and other benefits
Current service cost (benefits earned by employees in the year)	105	86	67
Interest cost on benefit obligation	460	464	482
Expected return on fund assets	(674)	(598)	(557)
Recognized net actuarial loss	142	71	7
Amortization of prior service cost	13	13	23
Net periodic benefit cost	46	36	22
Other benefits
Net periodic benefit cost for DB pension plans and other benefits
Current service cost (benefits earned by employees in the year)	17	16	14
Interest cost on benefit obligation	26	28	29
Expected return on fund assets	(1)	(1)	(1)
Recognized net actuarial loss	8	2	35
Amortization of prior service cost	(1)	(2)	(1)
Settlement gain			(8)
Net periodic benefit cost	49	43	68